IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ (457)	$ 312
Non-current assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	(941)	312
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 484	$ 0